Operating Segments - Summary of Disaggregation of Operating Revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 17,940,609	₩ 17,608,511	₩ 17,304,973
Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,616,027	1,546,998	1,500,307
Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,324,582	16,061,513	15,804,666
Cellular revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,078,673	993,919	969,025
Cellular revenue [member] | Wireless service [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,401,565	10,328,980	10,253,217
Cellular revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	400,516	432,660	471,163
Cellular revenue [member] | Other [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,437,459	1,367,607	1,248,911
Fixed-line telecommunication revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	68,836	93,174	66,477
Fixed-line telecommunication revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,014	15,804	21,209
Fixed-line telecommunication revenue [member] | Fixedline Service [Member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	156,453	147,669	156,662
Fixed-line telecommunication revenue [member] | Internet protocol television [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,837,199	1,837,209	1,816,130
Fixed-line telecommunication revenue [member] | International calls [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	213,745	190,872	180,689
Fixed-line telecommunication revenue [member] | Internet service and miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,785,165	1,643,292	1,571,822
Other revenue [member] | Other [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	468,518	459,905	464,805
Other revenue [member] | Miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 78,466	₩ 97,420	₩ 84,863